Compensation Plans (Liability For Share-Based Payment Transactions) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Compensation Plans [Abstract]
Liability for Unvested Cash-Settled Share-Based Payment Transactions	$ 47	$ 78	$ 121
Liability for Vested Cash-Settled Share-Based Payment Transactions	4	21	48
Liability for Cash-Settled Share-Based Payment Transactions	$ 51	$ 99	$ 169